Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Shareholders' Equity
Shareholders’ Equity

Preferred Stock
As of December 31, 2011, we had one class of preferred stock outstanding. See Note 17 - Preferred Stock for further information. We are authorized to issue approximately 22 million shares of cumulative preferred stock, $1.00 par value per share.
Common Stock
We have 1.75 billion authorized shares of common stock, $1.00 par value per share. At December 31, 2011, 150 million shares were reserved for issuance under our incentive compensation plans, 48 million shares were reserved for debt to equity exchanges, 27 million shares were reserved for conversion of the Series A convertible preferred stock and 2 million shares were reserved for the conversion of convertible debt.

In connection with the acquisition of ACS in February 2010 (see Note 3 - Acquisitions for additional information), we issued 489,802 thousand shares of common stock to holders of ACS Class A and Class B common stock.

Treasury Stock
The following provides cumulative information relating to our share repurchase programs from their inception in October 2005 through December 31, 2011 (shares in thousands):

Authorized share repurchase programs	$4,500
Share repurchase cost	$3,641
Share repurchase fees	$6
Number of shares repurchased	282,036

In January 2012, the Board of Directors authorized an additional $500 million in share repurchase bringing the total authorization to $5 billion.

The following table reflects the changes in Common and Treasury stock shares (shares in thousand):

	Common Stock Shares	Treasury Stock Shares
Balance at December 31, 2008	864,777	—
Stock based compensation plans, net	4,604	—
Balance at December 31, 2009	869,381	—
Stock based compensation plans, net	37,018	—
ACS acquisition(1)	489,802	—
Other	1,377	—
Balance at December 31, 2010	1,397,578	—
Stock based compensation plans, net	11,027	—
Contributions to U.S. pension plan(2)	16,645	—
Acquisition of Treasury stock	—	87,943
Cancellation of Treasury stock	(72,435)	(72,435)
Other	34	—
Balance at December 31, 2011	1,352,849	15,508

(1)	Refer to Note 3 - Acquisitions for additional information.

(2)	Refer to Note 14 - Employee Benefits Plans for additional information.
Stock-Based Compensation
We have a long-term incentive plan whereby eligible employees may be granted restricted stock units (“RSUs”), performance shares (“PSs”) and non-qualified stock options. As more fully discussed below, at December 31, 2011 there was an aggregate of $209 of unrecognized stock-based compensation related to all of our equity-based compensation programs which will be expensed over the next two years.

We grant PSs and RSUs in order to continue to attract and retain employees and to better align employees' interests with those of our shareholders. Each of these awards is subject to settlement with newly issued shares of our common stock. At December 31, 2011 and 2010, 31 million and 30 million shares, respectively, were available for grant of awards.

Stock-based compensation expense was as follows:

	Year Ended December 31,
	2011	2010	2009
Stock-based compensation expense, pre-tax	$123	$123	$85
Income tax benefit recognized in earnings	47	47	33

Restricted stock units: Compensation expense is based upon the grant date market price for most awards. The primary grant in 2009 had a market based condition and therefore the grant date price was based on a Monte Carlo simulation. Compensation expense is recorded over the vesting period, which ranges from three to five years from the date of grant. A summary of the activity for RSUs is presented below (shares in thousands):

	2011		2010		2009
Nonvested Restricted Stock Units	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Outstanding at January 1	32,431	$8.68	25,127	$10.18	14,037	$15.43
Granted	8,035	10.66	11,845	8.56	15,268	6.69
Vested	(5,225)	11.64	(3,671)	18.22	(3,764)	15.17
Cancelled	(1,457)	8.57	(870)	10.36	(414)	13.94
Outstanding at December 31	33,784	8.70	32,431	8.68	25,127	10.18

At December 31, 2011, the aggregate intrinsic value of RSUs outstanding was $269. The total intrinsic value and actual tax benefit realized for the tax deductions for vested RSUs were as follows:

	Year Ended December 31,
Vested Restricted Stock Units	2011	2010	2009
Total intrinsic value of vested RSUs	$56	$31	$19
Tax benefit realized for vested RSUs tax deductions	22	10	6
At December 31, 2011, there was $124 of total unrecognized compensation cost related to nonvested RSUs, which is expected to be recognized ratably over a remaining weighted-average contractual term of 1.3 years.

Performance shares: We grant officers and selected executives PSs that vest contingent upon meeting pre-determined Revenue, Earnings per Share (“EPS”) and Cash Flow from Operations targets. These shares entitle the holder to one share of common stock, payable after a three-year period and the attainment of the stated goals. If the annual actual results for revenue exceed the stated targets and if the cumulative three-year actual results for EPS and Cash Flow from Operations exceed the stated targets, then the plan participants have the potential to earn additional shares of common stock. This overachievement cannot exceed 50% for officers and 25% for non-officers of the original grant.

In connection with the ACS acquisition, selected ACS executives received a special one-time grant of PSs that vest over a three-year period ending February 2013 contingent upon ACS meeting pre-determined annual earnings targets. These shares entitle the holder to one share of common stock, payable after the three-year period and the attainment of the targets. The aggregate number of shares that may be delivered based on achievement of the targets was determined on the date of grant and ranges in value as follows: 50% of base salary (threshold); 100% of base salary (target); and 200% of base salary plus 50% of the value of the August 2009 options (maximum).

A summary of the activity for PSs is presented below (shares in thousands):

	2011		2010		2009
Nonvested Performance Shares	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Outstanding at January 1	7,771	$9.78	4,874	$15.49	7,378	$15.39
Granted	4,852	10.42	5,364	8.10	718	15.17
Vested	(1,587)	12.84	(1,566)	18.48	(3,075)	15.17
Cancelled	(1,273)	12.79	(901)	15.51	(147)	15.52
Outstanding at December 31	9,763	9.21	7,771	9.78	4,874	15.49

At December 31, 2011, the aggregate intrinsic value of PSs outstanding was $78. The total intrinsic value of PSs and the actual tax benefit realized for the tax deductions for vested PSs was as follows:

	Year Ended December 31,
Vested Performance Shares	2011	2010	2009
Total intrinsic value of vested PSs	$17	$12	$15
Tax benefit realized for vested PSs tax deductions	6	5	6

We account for PSs using fair value determined as of the grant date. If the stated targets are not met, any recognized compensation cost would be reversed. As of December 31, 2011, there was $62 of total unrecognized compensation cost related to nonvested PSs; this cost is expected to be recognized ratably over a remaining weighted-average contractual term of 1.9 years.

Stock options

Employee stock options: With the exception of the conversion of ACS options in connection with the ACS acquisition (see below), we have not issued any new stock options associated with our employee long-term incentive plan since 2004. All stock options previously issued under our employee long-term incentive plan and currently outstanding are fully vested and exercisable and generally expire between eight and ten years from the date of grant.
ACS Acquisition: In connection with the acquisition of ACS (see Note 3 - Acquisitions for additional information), outstanding ACS options were converted into 96,662 thousand Xerox options. The Xerox options have a weighted average exercise price of $6.79 per option. The estimated fair value associated with the options issued was approximately $222 based on a Black-Scholes valuation model utilizing the assumptions stated below. Approximately $168 of the estimated fair value is associated with ACS options issued prior to August 2009, which became fully vested and exercisable upon the acquisition in accordance with preexisting change-in-control provisions, and was recorded as part of the acquisition fair value. The remaining $54 is associated with ACS options issued in August 2009 which did not fully vest and become exercisable upon the acquisition, but continue to vest according to specified vesting schedules, and, therefore, is being expensed as compensation cost over the remaining vesting period. The options generally expire 10 years from date of grant. 42,136 thousand Xerox options issued upon this conversion remain outstanding at December 31, 2011.

Assumptions	Pre-August 2009 Options	August 2009 Options
Strike price	$6.89	$6.33
Expected volatility	37.90%	38.05%
Risk-free interest rate	0.23%	1.96%
Dividend yield	1.97%	1.97%
Expected term - in Years	0.75	4.2

The following table provides information relating to the status of, and changes in, outstanding stock options (stock options in thousands):

	2011		2010		2009
Employee Stock Options	Stock Options	Weighted Average Option Price	Stock Options	Weighted Average Option Price	Stock Options	Weighted Average Option Price
Outstanding at January 1	71,038	$8.00	28,363	$10.13	45,185	$15.49
Granted - ACS acquisition	—	—	96,662	6.79	—	—
Canceled/Expired	(14,889)	8.38	(2,735)	7.33	(16,676)	24.68
Exercised	(6,079)	8.21	(51,252)	6.92	(146)	5.88
Outstanding at December 31	50,070	6.98	71,038	8.00	28,363	10.13

Exercisable at December 31	39,987	7.14	57,985	8.38	28,363	10.13

As of December 31, 2011, there was $23 of total unrecognized compensation cost related to non-vested stock options. This cost is expected to be recognized ratably over a remaining weighted-average vesting period of 2.6 years.
Information relating to options outstanding and exercisable at December 31, 2011 was as follows:

	Options Outstanding	Options Exercisable
Aggregate intrinsic value	$119	$102
Weighted-average remaining contractual life in years	4.3	3.5

The following table provides information relating to stock option exercises:

	Year Ended December 31,
	2011	2010	2009
Total intrinsic value of stock options	$18	$155	$—
Cash received	44	183	1
Tax benefit realized for stock option tax deductions	7	56	—